UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number           811-22995

TRIMTABS ETF TRUST

(Exact name of registrant as specified in charter)

1350 Avenue of the Americas

Suite 248

New York, NY 10019

(Address of principal executive offices) (Zip code)

Stellar Corporate Services LLC
3500 South Dupont Highway

Dover, County of Kent, Delaware 19901

(Name and address of agent for service)

Registrant's telephone number, including area code: (646) 380-2499

Date of fiscal year end: September 30

Date of reporting period: December 31, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

TrimTabs Intl Free-Cash-Flow ETF

Schedule of Investments

December 31, 2015 (Unaudited)

Investments	Shares	Value
COMMON STOCKS – 95.4%

Australia – 9.3%
Australia & New Zealand Banking Group Ltd.	3,164	$64,395
Bank of Queensland Ltd.	7,800	79,233
Bendigo and Adelaide Bank Ltd.	9,349	81,411
Challenger Ltd.	16,071	102,119
CIMIC Group Ltd.	5,036	89,174
Computershare Ltd.	9,602	81,305
CSR Ltd.	31,913	67,207
Downer EDI Ltd.	25,882	67,897
Fortescue Metals Group Ltd.	51,166	69,722
Macquarie Group Ltd.	1,190	71,774
Newcrest Mining Ltd.*	7,984	75,459
Orica Ltd.	6,200	70,028
Rio Tinto Ltd.	1,957	63,759
Sims Metal Management Ltd.	12,397	65,404
Spark Infrastructure Group	56,540	79,105
Westpac Banking Corp.	2,943	71,971
Woodside Petroleum Ltd.	3,400	71,156
WorleyParsons Ltd.	9,808	33,091
Total Australia		1,304,210
Bermuda – 0.2%
Brookfield Renewable Energy Partners LP	1,077	28,231
Canada – 8.8%
Alacer Gold Corp.*	16,097	28,734
Bank of Montreal	500	28,214
Bank of Nova Scotia (The)	610	24,674
BlackBerry Ltd.*	3,385	31,411
BRP, Inc.*	1,640	23,562
Canadian Energy Services & Technology Corp.	7,010	19,657
Capital Power Corp.	1,740	22,346
Centerra Gold, Inc.	7,056	33,605
CI Financial Corp.	1,364	30,164
Cogeco Cable, Inc.	624	27,856
Colliers International Group, Inc.	821	36,627
Corus Entertainment, Inc., Class B	2,403	18,756
Dominion Diamond Corp.	1,814	18,537
Finning International, Inc.	1,781	24,044
Freehold Royalties Ltd.	2,397	18,813
Genworth MI Canada, Inc.	1,474	28,336
George Weston Ltd.	416	32,151
Great Canadian Gaming Corp.*	1,888	21,108
Great-West Lifeco, Inc.	1,146	28,598
H&R Real Estate Investment Trust	1,840	26,662
Intact Financial Corp.	462	29,609
Intertape Polymer Group, Inc.	2,630	35,524
Just Energy Group, Inc.	6,495	46,376
Kinross Gold Corp.*	15,291	27,738
Labrador Iron Ore Royalty Corp.	2,904	20,127
Lundin Mining Corp.*	9,170	25,183
Manulife Financial Corp.	1,905	28,554
Nevsun Resources Ltd.	9,134	24,754
OceanaGold Corp.	18,793	35,856
Onex Corp.	585	35,860
Open Text Corp.	763	36,581
Parkland Fuel Corp.	1,905	32,064
Power Corp. of Canada	1,272	26,604
Power Financial Corp.	1,131	26,001
Ritchie Bros Auctioneers, Inc.	1,120	26,986
SEMAFO, Inc.*	16,972	43,052
ShawCor Ltd.	1,400	28,401
Silver Standard Resources, Inc.*	4,280	22,147
Sun Life Financial, Inc.	1,079	33,648
Superior Plus Corp.	2,943	22,886
TMX Group Ltd.	817	21,132
Transcontinental, Inc., Class A	2,319	28,927
TransForce, Inc.	1,541	26,294
Turquoise Hill Resources Ltd.*	10,156	25,762
Total Canada		1,233,921
Cayman Islands – 1.4%
China Resources Land Ltd.	65,000	189,547
China – 2.4%
Bank of China Ltd., Class H	241,715	107,913

See accompanying Notes to Schedule of Investments.

TrimTabs Intl Free-Cash-Flow ETF

Schedule of Investments (continued)

December 31, 2015 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)

China (continued)
Industrial & Commercial Bank of China Ltd., Class H	374,360	$226,064
Total China		333,977
France – 10.1%
AXA SA	4,839	132,680
BNP Paribas SA	1,875	106,427
Cap Gemini SA	1,070	99,538
Engie SA	5,450	96,690
Legrand SA	1,750	99,275
Orange SA	7,134	120,054
Peugeot SA*	6,443	113,467
Publicis Groupe SA	1,480	98,723
Renault SA	1,020	102,679
Safran SA	1,250	86,085
Schneider Electric SE	1,590	90,821
Valeo SA	908	140,665
Vinci SA	1,951	125,392
Total France		1,412,496
Germany – 9.9%
Continental AG	1,167	284,784
Deutsche Bank AG	8,500	208,073
Deutsche Boerse AG	2,884	255,093
Deutsche Telekom AG	15,163	275,026
Fresenius Medical Care AG & Co. KGaA	2,630	222,165
RWE AG	11,363	144,605
Total Germany		1,389,746
Hong Kong – 3.2%
BOC Hong Kong Holdings Ltd.	41,760	127,704
CITIC Ltd.	91,500	161,983
Sino Land Co. Ltd.	110,500	161,971
Total Hong Kong		451,658
Japan – 11.4%
Asahi Kasei Corp.	16,400	112,280
Haseko Corp.	9,860	110,581
Hitachi Construction Machinery Co. Ltd.	5,200	82,113
Honda Motor Co. Ltd.	2,897	94,241
ITOCHU Corp.	7,800	93,578
JX Holdings, Inc.	23,000	97,285
Kawasaki Kisen Kaisha Ltd.	45,300	97,991
Meidensha Corp.	29,000	118,225
Mitsubishi Chemical Holdings Corp.	15,600	100,496
Mitsubishi Corp.	4,259	71,860
Mitsui & Co. Ltd.	7,107	85,471
Nikon Corp.	6,500	87,878
Nippon Telegraph & Telephone Corp.	2,400	96,563
Nomura Holdings, Inc.	16,200	91,530
Oki Electric Industry Co. Ltd.	52,000	65,760
Toyota Motor Corp.	1,300	80,988
Ube Industries Ltd.	52,335	111,902
Total Japan		1,598,742
Jersey Island – 1.6%
Experian Plc	4,904	86,826
Glencore Plc*	44,000	58,690
Shire Plc	1,040	72,029
Total Jersey Island		217,545
Netherlands – 9.0%
Aegon NV	43,754	248,686
Boskalis Westminster NV	6,575	268,882
Delta Lloyd NV	18,492	109,424
Koninklijke Ahold NV	13,050	276,198
RELX NV	21,060	355,665
Total Netherlands		1,258,855
South Korea – 9.4%
AMOREPACIFIC Group*	335	42,284
Chosun Refractories Co. Ltd.*	570	41,952
CJ Corp.*	514	110,029
Daelim Industrial Co. Ltd.*	785	44,922
Daewoo International Corp.*	2,700	37,649
Daewoo Shipbuilding & Marine Engineering Co. Ltd.*	7,825	33,835
Dongkuk Steel Mill Co. Ltd.*	9,189	45,061
Hana Financial Group, Inc.	1,719	34,598
Hanil Cement Co. Ltd.*	365	32,841
Hanwha Chemical Corp.*	2,430	56,369

See accompanying Notes to Schedule of Investments.

TrimTabs Intl Free-Cash-Flow ETF

Schedule of Investments (continued)

December 31, 2015 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)

South Korea (continued)
Hanwha Corp.*	1,319	$44,321
Huchems Fine Chemical Corp.*	2,150	28,054
Hyundai Development Co. Engineering & Construction*	959	31,734
Hyundai Elevator Co. Ltd.*	728	37,376
Hyundai Engineering & Construction Co. Ltd.*	1,560	37,984
Hyundai Securities Co. Ltd.*	4,946	27,376
Hyundai Steel Co.*	1,054	44,900
KB Financial Group, Inc.*	1,333	37,686
Korea Gas Corp.*	1,345	42,270
Korean Air Lines Co. Ltd.*	1,176	27,782
LG Innotek Co. Ltd.*	525	44,103
Lotte Chemical Corp.*	216	44,856
Moorim P&P Co. Ltd.*	10,000	42,514
POSCO	286	40,611
Shinhan Financial Group Co. Ltd.*	1,245	41,994
SK Innovation Co. Ltd.*	564	62,530
S-Oil Corp.	929	62,908
Ssangyong Cement Industrial Co. Ltd.*	3,420	47,834
Taekwang Industrial Co. Ltd.*	49	45,550
Woori Bank	4,950	37,234
Total South Korea		1,309,157
Switzerland – 10.2%
ABB Ltd.*	19,404	347,939
Adecco SA*	5,650	388,663
UBS Group AG	16,959	330,511
Zurich Insurance Group AG*	1,363	351,637
Total Switzerland		1,418,750
United Kingdom – 8.5%
Aberdeen Asset Management Plc	12,309	52,515
Aviva Plc	10,300	78,351
Berkeley Group Holdings Plc	1,500	81,553
Centrica Plc	19,670	63,244
Direct Line Insurance Group Plc	16,381	98,407
Meggitt Plc	11,505	63,552
Old Mutual Plc	25,226	66,530
Prudential Plc	3,330	75,158
RELX Plc	5,225	92,202
Rio Tinto Plc	1,944	56,730
Royal Mail Plc	13,219	86,525
Schroders Plc	1,762	77,303
Sky Plc	5,303	86,933
St James’s Place Plc	6,503	96,635
Standard Chartered Plc	5,334	44,326
WM Morrison Supermarkets Plc	30,025	65,598
Total United Kingdom		1,185,562
TOTAL COMMON STOCKS
(Cost $14,933,022)		13,332,397
MONEY MARKET FUND – 5.1%
Wells Fargo Advantage Government Money Market Fund - Institutional Class, 0.08%(a)
(Cost $713,613)	713,613	713,613
TOTAL INVESTMENTS – 100.5%
(Cost $15,646,635)		14,046,010
Liabilities in excess of Other Assets – (0.5)%		(63,700)
NET ASSETS – 100.0%		$13,982,310

*	Non-income producing security.
(a)	Rate shown reflects the 7-day yield as of December 31, 2015.

See accompanying Notes to Schedule of Investments.

TrimTabs Intl Free-Cash-Flow ETF

Schedule of Investments (continued)

December 31, 2015 (Unaudited)

SUMMARY OF SCHEDULE OF INVESTMENTS

% of
Net Assets
Aerospace & Defense	1.1%
Air Freight & Logistics	0.6
Airlines	0.2
Auto Components	3.0
Automobiles	2.8
Banks	8.2
Building Products	0.3
Capital Markets	6.3
Chemicals	4.0
Commercial Services & Supplies	0.9
Construction & Engineering	4.2
Construction Materials	1.0
Containers & Packaging	0.3
Diversified Financial Services	2.9
Diversified Telecommunication	3.6
Electric Utilities	0.6
Electrical Equipment	3.9
Electronic Equip., Instruments	0.8
Energy Equipment & Services	0.5
Food & Staples Retailing	2.7
Gas Utilities	0.5
Health Care Providers & Services	1.6
Hotels Restaurants & Leisure	0.1
Household Durables	2.0
Independent Power and Renewable Electricity Producers	0.4
Industrial Conglomerates	2.3
Insurance	10.2
IT Services	1.3
Leisure Products	0.2
Machinery	1.9
Marine	0.7
Media	4.8
Metals & Mining	5.8
Multi-Utilities	2.4
Oil, Gas & Consumable Fuels	2.5
Paper & Forest Products	0.3
Personal Products	0.3
Pharmaceuticals	0.5
Professional Services	3.5
Real Estate Investment Trusts	0.2
Real Estate Management & Development	2.8
Road & Rail	0.2
Software	0.3
Technology Hardware, Storage & Peripherals	0.2
Thrifts & Mortgage Finance	0.2
Trading Companies & Distributors	2.3
Money Market Fund	5.1
Total Investments	100.5
Liabilities in excess of Other Assets	(0.5)
Net Assets	100.0%

See accompanying Notes to Schedule of Investments.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of December 31, 2015:

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities
Common Stocks	$13,332,397	$–	$–	$13,332,397
Money Market Fund	713,613	–	–	713,613
Total Investments in Securities	$14,046,010	$–	$–	$14,046,010

For the period ended December 31, 2015, there were no transfers between any levels. There were no Level 3 investments held in the Fund as of December 31, 2015.

See accompanying Notes to Schedule of Investments.

NOTES TO SCHEDULE OF INVESTMENTS

(Unaudited)

1. ORGANIZATION

TrimTabs Intl Free-Cash-Flow ETF (the ‘‘Fund’’) is a series of the TrimTabs ETF Trust (the ‘‘Trust’’). The Trust was organized as a Delaware statutory trust on April 2, 2014. The Fund is classified as a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the ‘‘1940 Act’’).

The Fund seeks to track the performance (before fees and expenses) of its underlying index, the TrimTabs Intl Free-Cash-Flow Index.

The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The Fund’s Schedule of Investments has been prepared to comply with U.S. generally accepted accounting principles (‘‘U.S. GAAP’’)

The following summarizes the investment valuation policies followed by the Fund:

2. SECURITIES VALUATION

Investment Valuation: The Fund calculates its net asset value (‘‘NAV’’) each day the New York Stock Exchange (the ‘‘NYSE’’) is open for trading as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time (the ‘‘NAV Calculation Time’’).

Equity securities are valued primarily on the basis of market quotations reported on stock exchanges and other securities markets around the world. If an equity security is listed on a national securities exchange, the security is valued at the closing price or, if the closing price is not readily available, the mean of the closing bid and asked prices. Such valuations would typically be categorized as Level 1 in the fair value hierarchy described below.

Market quotations and indicative bids are obtained from outside pricing services approved and monitored pursuant to a policy approved by the Fund’s Board of Trustees (the ‘‘Board’’). If a market quotation is not readily available or is deemed not to reflect market value, the Fund will determine the price of the security held by the Fund based on a determination of the security’s fair value pursuant to policies and procedures approved by the Board. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s NAV is calculated. Such valuations would typically be categorized as Level 2 or Level 3 in the fair value hierarchy described below.

Foreign exchanges typically close before the time at which Fund Share prices are calculated, and may be closed altogether on some days when the Fund is open. Significant events affecting a foreign security may include, but are not limited to: corporate actions, earnings announcements, litigation or other events impacting a single issuer; governmental action that affects securities in one sector or country; natural disasters or armed conflicts affecting a country or region; or significant domestic or foreign market fluctuations.

Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Fair Valuation Measurement:

The Financial Accounting Standards Board established a framework for measuring fair value in accordance with U.S. GAAP. Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the exchange traded fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1— Unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The hierarchy classification of inputs used to value the Fund’s investments at December 31, 2015, is disclosed at the end of the Fund’s Schedule of Investments.

3. FEDERAL INCOME TAX MATTERS

At December 31, 2015, the approximate cost of investments net unrealized appreciation (depreciation) for federal income tax purposes was as follows:

Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$15,647,358	$339,932	$(1,941,280)	$(1,601,348)

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  TRIMTABS ETF TRUST

By (Signature and Title)* /s/ Charles Biderman

   Charles Biderman, President and Trustee

   (principal executive officer)

Date 2/16/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Charles Biderman

   Charles Biderman, President and Trustee

   (principal executive officer)

Date 2/16/2016

By (Signature and Title)* /s/ Jeanette Kirazian

   Jeanette Kirazian, Principal Financial Officer

   (principal financial officer)

Date 2/16/2016

* Print the name and title of each signing officer under his or her signature.